Selected Quarterly Financial Data-Unaudited	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data-Unaudited

19. Selected Quarterly Financial Data—Unaudited

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total(1)
	(dollars in thousands, except per share data)
Year Ended December 31, 2017:
Net sales	$1,269,383	$1,260,656	$1,308,979	$1,198,309	$5,037,327
Gross profit	185,668	177,564	171,954	170,868	706,054
Net (loss) income (2)	(188,593)	5,096	(81,938)	(1,546)	(266,981)
Net (loss) income per share—basic	$(5.15)	$0.14	$(2.23)	$(0.04)	$(7.27)
Net (loss) income per share—diluted(3)	$(5.15)	$0.14	$(2.23)	$(0.04)	$(7.27)
Year Ended December 31, 2016:
Net sales	$1,352,296	$1,354,523	$1,407,504	$1,254,699	$5,369,022
Gross profit	200,082	195,823	198,854	165,102	759,861
Net income (loss)(4)	16,530	12,933	36,742	(2,353)	63,852
Net income (loss) per share—basic	$0.45	$0.35	$1.00	$(0.06)	$1.75
Net income (loss) per share—diluted(3)	$0.45	$0.35	$0.99	$(0.06)	$1.73
(1)	As a result of changes in the number of common and common equivalent shares during the year, the sum of quarterly earnings per share will not necessarily equal earnings per share for the total year.
(2)	2017 results were impacted by the following items, net of taxes:
	2017 factors
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
	(dollars in thousands)
Impairment of goodwill	$192,269	$-	$79,541	$-	$271,810
Litigation reserve	3,676	1,836	-	-	5,512
Transformational expenses	1,833	3,359	3,690	3,208	12,090
Recovery of notes receivable	-	-	(91)	(91)	(182)
Tax reform adjustment	-	-	-	2,545	2,545

(3)

As a result of the net loss in the quarters ended March 31, 2017, September 30, 2017, and December 31, 2017 and December 31, 2016, the effect of potentially dilutive securities would have been anti-dilutive and have been omitted from the calculation of diluted earnings per share, consistent with GAAP.

(4)	2016 results were impacted by the following items, net of taxes:

	2016 factors
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
	(dollars in thousands)
Gain on sale of City of Industry facility	$-	$-	$(17,752)	$(1,651)	$(19,403)
Settlement charge related to the defined benefit plan	-	7,328	261	216	7,805
Litigation reserve	-	-	-	2,492	2,492
Severance costs for operating leadership	-	-	776	-	776
State income tax reserve adjustment	-	-	-	417	417
Restructuring charges	155	-	(754)	-	(599)
Tax impact of a dividend from a foreign subsidiary	-	-	1,666	-	1,666